BORROWINGS	12 Months Ended
Sep. 30, 2025
BORROWINGS
BORROWINGS

11.         BORROWINGS

Borrowings consisted of the following:

	September 30,
	2024	2025
	RMB	RMB
Borrowing from Agricultural Bank of China under Xinjiang Origin, due on September 22, 2026 with annual interest rate of 3.0%, secured by Xinjiang Origin’s properties and land use right	4,950	4,950
Borrowing from Industrial and Commercial Bank of China under Xinjiang Origin, due on July 25, 2026 with annual interest rate of 3.3%, secured by Xinjiang Origin’s properties and land use right	—	3,000
Short-term borrowings	4,950	7,950